Supplement dated January 27, 2010
to the
Brazos Mutual Funds
Prospectus and Statement of Additional Information
dated March 30, 2009, as supplemented on August 12, 2009 and December 4, 2009

This supplement makes the following amendments to disclosures in the Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2009, as supplemented on August 12, 2009 and December 4, 2009.

Effective January 29, 2010, the following changes will be made to the names of the Brazos Mutual Funds and its Portfolios and the Portfolios’ investment strategies.

Trust Name

Brazos Mutual Funds will be renamed “PineBridge Mutual Funds.”

Brazos Micro Cap Portfolio

The Brazos Micro Cap Portfolio will be renamed the “PineBridge US Micro Cap Growth Fund.”  The PineBridge US Micro Cap Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. micro capitalization issuers.

Brazos Small Cap Portfolio

The Brazos Small Cap Portfolio will be renamed the “PineBridge US Small Cap Growth Fund.”  The PineBridge US Small Cap Growth Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. small capitalization issuers.

Brazos Mid Cap Portfolio

The Brazos Mid Cap Portfolio will be renamed the “PineBridge US Mid Cap Growth Fund” and will invest, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. middle capitalization issuers.

Brazos Growth Portfolio

The Brazos Growth Portfolio will be renamed the “PineBridge US Focus Equity Fund” and will invest, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of equity securities and equity-related securities of up to 25 US companies.

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Please retain this supplement for future reference.